Expense Example, No Redemption - THE GABELLI U.S. TREASURY MONEY MARKET FUND	Jan. 28, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 8
Expense Example, No Redemption, 3 Years	26
Expense Example, No Redemption, 5 Years	45
Expense Example, No Redemption, 10 Years	102
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	8
Expense Example, No Redemption, 3 Years	26
Expense Example, No Redemption, 5 Years	45
Expense Example, No Redemption, 10 Years	102
Class I Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	8
Expense Example, No Redemption, 3 Years	26
Expense Example, No Redemption, 5 Years	45
Expense Example, No Redemption, 10 Years	$ 102